Morgan, Lewis & Bockius LLP	Morgan Lewis
1701 Market Street	COUNSELORS AT LAW
Philadelphia, PA 19103-2921
Tel: 215.963.5000
Fax: 215.963.5001
www.morganlewis.com

January 29, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                             SEI Institutional Investments Trust Post-Effective Amendment No. 87 (File No. 033-58041) and
Amendment No. 88 (File No. 811-07257) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Investments Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 87 and, under the Investment Company Act of 1940, as amended, Amendment No. 88 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

This Filing is made pursuant to Rule 485(a)(1) under the 1933 Act, for the purpose of revising the name, investment goal (non-fundamental), investment strategy, and risk disclosure for the Long Duration Corporate Bond Fund (Long Duration Credit Fund).

If you have any questions, please do not hesitate to contact me at (215) 963-4969.

Sincerely,

/s/ John J. O’Brien
John J. O’Brien, Esq.